Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Loan Portfolio Summarized by Past Due Status (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans	$ 411,866	$ 365,242
Loans > 90 days and accruing		453
The 30 to 89 Days Delinquent [Member]
Loans	1,461	5,884
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans	9	624
Financial Asset, Past Due [Member]
Loans	1,470	6,508
Financial Asset, Not Past Due [Member]
Loans	410,396	358,734
Real Estate Portfolio Segment [Member]
Loans	282,246	210,838
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans	9,779	7,528
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans	809	822
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans		171
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Financial Asset, Past Due [Member]
Loans	809	993
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Financial Asset, Not Past Due [Member]
Loans	8,970	6,535
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans	38,752	38,884
Loans > 90 days and accruing		66
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans	285	189
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans	9	66
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Financial Asset, Past Due [Member]
Loans	294	255
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Financial Asset, Not Past Due [Member]
Loans	38,458	38,629
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Loans	29,344	24,043
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans		1,947
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Financial Asset, Past Due [Member]
Loans		1,947
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Financial Asset, Not Past Due [Member]
Loans	29,344	22,096
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Loans	183,822	131,820
Loans > 90 days and accruing		387
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans		569
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans		387
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Financial Asset, Past Due [Member]
Loans		956
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Financial Asset, Not Past Due [Member]
Loans	183,822	130,864
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans	15,843	4,775
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans		1,783
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financial Asset, Past Due [Member]
Loans		1,783
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financial Asset, Not Past Due [Member]
Loans	15,843	2,992
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans	4,706	3,788
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Financial Asset, Not Past Due [Member]
Loans	4,706	3,788
Commercial Portfolio Segment [Member]
Loans	129,608	154,387
Commercial Portfolio Segment [Member] | The 30 to 89 Days Delinquent [Member]
Loans	367	574
Commercial Portfolio Segment [Member] | Financial Asset, Past Due [Member]
Loans	367	574
Commercial Portfolio Segment [Member] | Financial Asset, Not Past Due [Member]
Loans	129,241	153,813
Consumer Portfolio Segment [Member]
Loans	12	17
Consumer Portfolio Segment [Member] | Financial Asset, Not Past Due [Member]
Loans	$ 12	$ 17